UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                    May 26, 2007 to June 25, 2007

        Commission File Number of issuing entity:  333-130192-34

              J.P. Morgan Acquisition Trust 2007-CH2
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-130192

                 J.P. Morgan Acceptance Corporation I
         (Exact name of depositor as specified in its Charter)

                     J.P. Morgan Acquisition Corp.
          (Exact name of sponsor as specified in its Charter)

                               New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                              13-3475488
                (I.R.S. Employer Identification No.)

                    270 Park Aveneue New York, New York
      (Address of principal executive offices of the issuing entity)
                                10017
                              (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (212) 270-5910

                                   NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class AF-1A         [ ]             [ ]             [X]        Not Applicable
Class AF-1B         [ ]             [ ]             [X]        Not Applicable
Class AF-2          [ ]             [ ]             [X]        Not Applicable
Class AF-3          [ ]             [ ]             [X]        Not Applicable
Class AF-4          [ ]             [ ]             [X]        Not Applicable
Class AF-5          [ ]             [ ]             [X]        Not Applicable
Class AF-6          [ ]             [ ]             [X]        Not Applicable
Class MF-1          [ ]             [ ]             [X]        Not Applicable
Class MF-2          [ ]             [ ]             [X]        Not Applicable
Class MF-3          [ ]             [ ]             [X]        Not Applicable
Class MF-4          [ ]             [ ]             [X]        Not Applicable
Class MF-5          [ ]             [ ]             [X]        Not Applicable
Class MF-6          [ ]             [ ]             [X]        Not Applicable
Class MF-7          [ ]             [ ]             [X]        Not Applicable
Class MF-8          [ ]             [ ]             [X]        Not Applicable
Class MF-9          [ ]             [ ]             [X]        Not Applicable
Class AV-1          [ ]             [ ]             [X]        Not Applicable
Class AV-2          [ ]             [ ]             [X]        Not Applicable
Class AV-3          [ ]             [ ]             [X]        Not Applicable
Class AV-4          [ ]             [ ]             [X]        Not Applicable
Class AV-5          [ ]             [ ]             [X]        Not Applicable
Class MV-1          [ ]             [ ]             [X]        Not Applicable
Class MV-2          [ ]             [ ]             [X]        Not Applicable
Class MV-3          [ ]             [ ]             [X]        Not Applicable
Class MV-4          [ ]             [ ]             [X]        Not Applicable
Class MV-5          [ ]             [ ]             [X]        Not Applicable
Class MV-6          [ ]             [ ]             [X]        Not Applicable
Class MV-7          [ ]             [ ]             [X]        Not Applicable
Class MV-8          [ ]             [ ]             [X]        Not Applicable
Class MV-9          [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On June 25, 2007 a distribution was made to the holders of J.P. Morgan Mortgage Acquisition Trust 2007-CH2, Asset Backed Pass-Through Certificates, Series 2007-CH2. The Monthly Distribution Date Statement to Certificateholders is attached as Exhibit 99.1

         This amendment on Form 10-D/A amends and supersedes in its entirety the Form 10-D of J.P. Morgan Mortgage Acquisition Trust 2007-CH2, Asset Backed Pass-Through Certificates, Series 2007-CH1 previously filed on July 5, 2007

PART II  OTHER INFORMATION

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of This Report on Form 10-D/A.

             Exhibit 99.1 Monthly Distribution Date Statement for the period covered herein.

         (b) The exhibits required to be filed pursuant to this form and Item 601 of Regulation S-K are listed in the Exhibit Index that immediately follows the signature page hereof.
                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                      J.P. Morgan Acceptance Corporation I
                                      (Depositor)

                                           /s/ Scott Kenneth Mulford
                                           Name: Scott Kenneth Mulford
                                           Title: Vice President

     Date:  July 26, 2007


EXHIBIT INDEX

Exhibit Number

   99.1  Monthly Distribution Date Statement for the period covered herein.